Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award
Summary of compensation expenses recognized for share-based awards

	For the Year Ended December 31,
	2021	2022	2023
Research and development expenses	741,793	1,333,710	1,552,421
Selling, general and administrative expenses	332,850	674,610	779,637
Cost of sales	26,713	44,845	46,631
Total	1,101,356	2,053,165	2,378,689

2019 and 2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Summary of stock option activities

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2020	56,914,000	0.10	5.95	814,724
Granted	36,987,700	0.10
Exercised	(6,404,416)	0.10
Forfeited	(4,106,000)	0.10
Outstanding as of December 31, 2021	83,391,284	0.10	6.70	1,330,091
Granted	579,600	0.10
Exercised	(5,801,840)	0.10
Forfeited	(3,832,800)	0.10
Outstanding as of December 31, 2022	74,336,244	0.10	5.56	750,796
Granted	—	—
Exercised	(10,519,982)	0.10
Forfeited	(3,508,800)	0.10
Outstanding as of December 31, 2023	60,307,462	0.10	4.41	1,122,594

Vested and expected to vest as of December 31, 2022	71,370,113	0.10	5.46	720,838
Exercisable as of December 31, 2022	46,292,444	0.10	4.06	467,554
Vested and expected to vest as of December 31, 2023	58,836,673	0.10	4.34	1,095,245
Exercisable as of December 31, 2023	43,618,062	0.10	3.35	811,950

Summary of options fair value assumptions

	For the Year Ended December 31,
	2021	2022
Exercise price (US$)	0.10	0.10
Fair value of the ordinary shares on the grant date (US$)	14.42-17.35	16.05
Risk‑free interest rate	0.93%-1.48%	1.51%
Expected term (in years)	10.00	10.00
Expected dividend yield	0%	0%
Expected volatility	47%-48%	48%

Summary of RSU activity

		Weighted Average	Weighted Average
	Number of	Grant Date	Remaining
	Shares	Fair Value	Contractual Life
		US$	In Years
Unvested as of December 31, 2020	—	—	—
Granted	8,586	17.25
Unvested as of December 31, 2021	8,586	17.25	9.50
Granted	36,199,400	17.13
Vested	(127,062)	18.76
Forfeited	(5,087,800)	16.74
Unvested as of December 31, 2022	30,993,124	17.20	9.21
Granted	46,992,750	15.53
Vested	(12,646,762)	15.56
Forfeited	(3,584,600)	15.79
Unvested as of December 31, 2023	61,754,512	16.34	9.14

2021 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Summary of stock option activities

		Weighted	Weighted Average
	Number of	Average Exercise	Remaining
	Shares	Price	Contractual Life
		US$	In Years
December 31, 2020	—	—	—
Granted	108,557,400	14.63	—
December 31, 2021	108,557,400	14.63	9.19
Granted	—	—	—
December 31, 2022	108,557,400	14.63	8.19
Granted	—	—	—
December 31, 2023	108,557,400	14.63	7.19

Summary of options fair value assumptions

For the Year Ended December 31,
2021
Exercise price (US$)	14.63
Fair value of the ordinary shares on the date of restricted shares grant (US$)	10.67
Risk-free interest rate	1.59%
Expected term (in years)	10.00
Expected dividend yield	0%
Expected volatility	47%